OFFICE AND MISCELLANEOUS	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
OFFICE AND MISCELLANEOUS

18.	OFFICE AND MISCELLANEOUS

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Advertising, marketing, and investor relations	$1,418,662	$550,263	$2,855,558	$1,096,629
Compliance fees	116,700	137,649	419,275	436,602
Business development	929,717	216,169	2,468,691	508,727
General freight	303,629	79,566	540,436	276,308
Subscription, membership and IT support	107,876	85,213	319,994	276,223
Software expense	239,397	54,661	464,202	101,390
Rent	126,928	35,541	271,072	95,840
Shop supplies	117,195	69,196	422,298	122,736
General office	189,385	102,538	595,398	295,501
	$3,549,489	$1,330,796	8,356,924	3,209,956